Vessel Operating Expenses, detail (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Operating Expense
Crew wages and related costs	$ 22,067	$ 21,767
Insurance	2,587	2,974
Repairs, maintenance and drydocking costs	1,912	5,149
Spares, stores and provisions	5,184	6,254
Lubricants	2,850	3,051
Taxes	1,037	1,068
Miscellaneous	1,249	1,721
Total	$ 36,886	$ 41,984